Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Shareholders Subscription [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 6,400		$ 3,013,333	$ 422,330	$ 1,619,682	$ (194,900)	$ 4,866,845	$ 212,763	$ 5,079,608
Balance, shares at Dec. 31, 2022	6,400,000
Issurance of ordianary shares
Issurance of ordianary shares, shares
Net income					969,598		969,598	16,873	986,471
Appropriation to statutory reserves				99,236	(99,236)
Foreign currency translation adjustments						(182,890)	(182,890)	(4,569)	(187,459)
Additional consideration paid for Reorganization
Balance at Dec. 31, 2023	$ 6,400		3,013,333	521,566	2,490,044	(377,790)	5,653,553	225,067	5,878,620
Balance, shares at Dec. 31, 2023	6,400,000
Issurance of ordianary shares	$ 1,380		3,179,583				3,180,963		3,180,963
Issurance of ordianary shares, shares	1,380,000
Net income					(812,836)		(812,836)	(33,005)	(845,841)
Appropriation to statutory reserves				170,914	(170,914)
Foreign currency translation adjustments						(199,972)	(199,972)	(4,569)	(204,541)
Additional consideration paid for Reorganization
Pre-Delivery Shares related to the issuance of Convertible Note	$ 850		1,499,150				1,500,000		1,500,000
Pre-Delivery Shares related to the issuance of Convertible Note, shares	850,000
Gain on disposal of subsidiaries				(94,700)	94,700			(187,493)	(187,493)
other			1,089,207	(133,143)	(956,064)
Balance at Dec. 31, 2024	$ 8,630		$ 8,781,273	$ 464,637	$ 644,930	$ (577,762)	$ 9,321,708		$ 9,321,708
Balance, shares at Dec. 31, 2024	8,630,000